Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	Apr. 27, 2012
Supplement [Text Block]	gsvit2_SupplementTextBlock

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Service Shares of the

Goldman Sachs Government Income Fund

(the "Fund")

Supplement dated February 13, 2013 to the Prospectus and Summary Prospectus dated April 27, 2012 (the "Prospectuses")

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The Board of Trustees of Goldman Sachs Variable Insurance Trust has approved a change in the Fund's name, investment objective and non-fundamental policy to invest at least 80% of its net assets in particular investments ("80% Policy"). These changes will be effective at the close of business on April 30, 2013.

The Fund's name will change to the "Goldman Sachs High Quality Floating Rate Fund."

The Fund's current investment objective is to seek a high level of current income, consistent with safety of principal. The Fund's new investment objective will be to seek to provide a high level of current income, consistent with low volatility of principal.

The Fund's current 80% Policy requires the Fund to invest at least 80% of its net assets in U.S. government securities and in repurchase agreements collateralized by such securities, as defined and described fully in the Prospectuses. Effective April 30, 2013, the Fund's 80% Policy will be revised to require the Fund to invest at least 80% of its net assets in high quality floating rate or variable rate obligations (as defined below). The revised policy reflects a change in the Fund's principal investments from fixed rate U.S. government securities to floating rate U.S. government and non-U.S. government obligations. The Fund's other investment policies (except as specified below) will remain the same.

The Fund's performance benchmark will also change from the Barclays Government/Mortgage Index to the BofA ML Three Month U.S. Treasury Bill Index, which the investment adviser believes will be a more appropriate benchmark against which to measure the performance of the Fund given the changes in its principal investment strategy.

Accordingly, effective at the close of business on April 30, 2013, the Fund's Prospectuses are revised as follows:

All references in the Prospectuses to the "Goldman Sachs Government Income Fund" or "Government Income Fund" are replaced with "Goldman Sachs High Quality Floating Rate Fund" and "High Quality Floating Rate Fund", respectively.

The following replaces in its entirety the sentence under "Goldman Sachs Government Income Fund—Summary—Investment Objective" in the Prospectus and "Investment Objective" in the Summary Prospectus:

The Goldman Sachs High Quality Floating Rate Fund (the "Fund") seeks to provide a high level of current income, consistent with low volatility of principal.

The following replaces in its entirety the material under "Goldman Sachs Government Income Fund—Summary—Principal Strategy" in the Prospectus and "Principal Strategy" in the Summary Prospectus:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) ("Net Assets") in high quality floating rate or variable rate obligations. The Fund considers "high quality" obligations to be (i) those rated AAA or Aaa by a nationally recognized statistical rating organization ("NRSRO") at the time of purchase, or, if unrated, determined by the Investment Adviser to be of comparable quality, and (ii) securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises ("U.S. Government Securities"), including securities representing an interest in or collateralized by adjustable rate and fixed rate mortgage loans or other mortgage-related securities ("Mortgage-Backed Securities"), and in repurchase agreements collateralized by U.S. Government Securities. The remainder of the Fund's Net Assets (up to 20%) may be invested in fixed rate obligations (subject to the quality requirements specified above) or other investments. The Fund also intends to invest in derivatives, including (but not limited to) Eurodollar futures and interest rate swaps, which are used primarily to manage the Fund's duration. The Fund may invest in obligations of foreign issuers (including sovereign and agency obligations), although 100% of the Fund's portfolio will be invested in U.S. dollar denominated securities.

The Fund's investments in floating and variable rate obligations may include, without limitation: agency floating rate bonds and agency Mortgage-Backed Securities, including adjustable rate mortgages and collateralized mortgage obligation floaters; asset-backed floating rate bonds including, but not limited to, those backed by Federal Family Education Loan Program ("FFELP") student loans and credit card receivables; other floating rate Mortgage-Backed Securities; collateralized loan obligations; corporate obligations; and overnight repurchase agreements.

The Fund's target duration range under normal interest rate conditions is that of the BofA ML Three Month U.S. Treasury Bill Index, plus or minus 1 year, and the duration of this index is typically approximately three months. "Duration" is a measure of a debt security's price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security's market price.

The following disclosure is added under "Goldman Sachs Government Income Fund—Summary—Principal Risks of the Fund" in the Prospectus and "Principal Risks of the Fund" in the Summary Prospectus:

Foreign Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. In addition, the Fund will be subject to the risk that an issuer of non-U.S. sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.

Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Goldman Sachs Government Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gsvit2_SupplementTextBlock

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Service Shares of the

Goldman Sachs Government Income Fund

(the "Fund")

Supplement dated February 13, 2013 to the Prospectus and Summary Prospectus dated April 27, 2012 (the "Prospectuses")

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The Board of Trustees of Goldman Sachs Variable Insurance Trust has approved a change in the Fund's name, investment objective and non-fundamental policy to invest at least 80% of its net assets in particular investments ("80% Policy"). These changes will be effective at the close of business on April 30, 2013.

The Fund's name will change to the "Goldman Sachs High Quality Floating Rate Fund."

The Fund's current investment objective is to seek a high level of current income, consistent with safety of principal. The Fund's new investment objective will be to seek to provide a high level of current income, consistent with low volatility of principal.

The Fund's current 80% Policy requires the Fund to invest at least 80% of its net assets in U.S. government securities and in repurchase agreements collateralized by such securities, as defined and described fully in the Prospectuses. Effective April 30, 2013, the Fund's 80% Policy will be revised to require the Fund to invest at least 80% of its net assets in high quality floating rate or variable rate obligations (as defined below). The revised policy reflects a change in the Fund's principal investments from fixed rate U.S. government securities to floating rate U.S. government and non-U.S. government obligations. The Fund's other investment policies (except as specified below) will remain the same.

The Fund's performance benchmark will also change from the Barclays Government/Mortgage Index to the BofA ML Three Month U.S. Treasury Bill Index, which the investment adviser believes will be a more appropriate benchmark against which to measure the performance of the Fund given the changes in its principal investment strategy.

Accordingly, effective at the close of business on April 30, 2013, the Fund's Prospectuses are revised as follows:

All references in the Prospectuses to the "Goldman Sachs Government Income Fund" or "Government Income Fund" are replaced with "Goldman Sachs High Quality Floating Rate Fund" and "High Quality Floating Rate Fund", respectively.

The following replaces in its entirety the sentence under "Goldman Sachs Government Income Fund—Summary—Investment Objective" in the Prospectus and "Investment Objective" in the Summary Prospectus:

The Goldman Sachs High Quality Floating Rate Fund (the "Fund") seeks to provide a high level of current income, consistent with low volatility of principal.

The following replaces in its entirety the material under "Goldman Sachs Government Income Fund—Summary—Principal Strategy" in the Prospectus and "Principal Strategy" in the Summary Prospectus:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) ("Net Assets") in high quality floating rate or variable rate obligations. The Fund considers "high quality" obligations to be (i) those rated AAA or Aaa by a nationally recognized statistical rating organization ("NRSRO") at the time of purchase, or, if unrated, determined by the Investment Adviser to be of comparable quality, and (ii) securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises ("U.S. Government Securities"), including securities representing an interest in or collateralized by adjustable rate and fixed rate mortgage loans or other mortgage-related securities ("Mortgage-Backed Securities"), and in repurchase agreements collateralized by U.S. Government Securities. The remainder of the Fund's Net Assets (up to 20%) may be invested in fixed rate obligations (subject to the quality requirements specified above) or other investments. The Fund also intends to invest in derivatives, including (but not limited to) Eurodollar futures and interest rate swaps, which are used primarily to manage the Fund's duration. The Fund may invest in obligations of foreign issuers (including sovereign and agency obligations), although 100% of the Fund's portfolio will be invested in U.S. dollar denominated securities.

The Fund's investments in floating and variable rate obligations may include, without limitation: agency floating rate bonds and agency Mortgage-Backed Securities, including adjustable rate mortgages and collateralized mortgage obligation floaters; asset-backed floating rate bonds including, but not limited to, those backed by Federal Family Education Loan Program ("FFELP") student loans and credit card receivables; other floating rate Mortgage-Backed Securities; collateralized loan obligations; corporate obligations; and overnight repurchase agreements.

The Fund's target duration range under normal interest rate conditions is that of the BofA ML Three Month U.S. Treasury Bill Index, plus or minus 1 year, and the duration of this index is typically approximately three months. "Duration" is a measure of a debt security's price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security's market price.

The following disclosure is added under "Goldman Sachs Government Income Fund—Summary—Principal Risks of the Fund" in the Prospectus and "Principal Risks of the Fund" in the Summary Prospectus:

Foreign Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. In addition, the Fund will be subject to the risk that an issuer of non-U.S. sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.

Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.